ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 24, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 ClearShares OCIO ETF (S000057712) ClearShares Ultra-Short Maturity ETF (S000062383) (each, a “Fund” or together, the “Funds”)
Dear Sir or Madam:
On behalf of the Trust and the Funds, attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of the following:
1.a new investment sub-advisory agreement among ClearShares, LLC, Piton Investment Management, L.P., and the Trust, on behalf of the ClearShares OCIO ETF;
2.a new investment sub-advisory agreement among ClearShares, LLC, Blueprint Fund Management, LLC, and the Trust, on behalf of the ClearShares UltraShort Maturity ETF; and
3.to approve a “manager-of-managers” arrangement for each Fund.
If you have any questions or require further information, please contact Michael D. Barolsky at michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary